Jan. 31, 2018

Ivy Funds

Supplement dated August 17, 2018 to the

Ivy ProShares Index Funds Prospectus

dated January 31, 2018

as supplemented February 26, 2018, April 12, 2018, April 30, 2018 and July 26, 2018

Effective immediately, the following footnote is added to the “Annual Fund Operating Expenses” table for each Fund that offers Class N shares:

Through January 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares do not exceed the total annual ordinary fund operating expenses of the Class I shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.